Stockholders' Deficiency (Details) - Part-3 - USD ($)								1 Months Ended		3 Months Ended	12 Months Ended
		Nov. 28, 2023	Mar. 20, 2023	Aug. 15, 2022	Aug. 10, 2022	Aug. 10, 2022	Jul. 01, 2020	Feb. 28, 2024	Dec. 31, 2023	Sep. 30, 2022	Jun. 30, 2023		Mar. 31, 2024		Mar. 12, 2024	Dec. 19, 2023	Nov. 30, 2023	Oct. 12, 2023	Jun. 30, 2022	Jul. 31, 2021
Stockholders’ deficiency [Line Items]
Fair value amount (in Dollars)				$ 439,332							$ 180	[1]	$ 913	[1]					$ 105
Stock issued	[1]										255,734		1,304,699
Par value, price per share (in Dollars per share)											$ 0.0007	[1]	$ 0.0007	[1]			$ 0.00001
Pre reverse split, per share (in Dollars per share)																	0.1
Shares issued											327,523		68,061
Capital contribution (in Dollars)								$ 16,348
Price per share (in Dollars per share)																	$ 0.01
Common stock, shares received				2,245
Risk-free interest rate percentage							0.89%
Market price per share (in Dollars per share)				$ 4															$ 5.48
Fair value of the warrants (in Dollars)							$ 856,170
Common stock, shares issued				109,833
Price per share (in Dollars per share)																				$ 0.001
Offering price (in Dollars)					$ 280
Offering price percentage					1428.00%	125.00%
pre-funded warrants (in Dollars)		$ 1,398,600
Issuance of common stock (in Dollars)										$ 7,951,225	$ 7,951,225
Representative Warrants [Member]
Stockholders’ deficiency [Line Items]
Market price per share (in Dollars per share)					$ 5	$ 5
Common stock, shares issued					32,858
Aggregate of shares					100,000	100,000
Shares sold percentage					5.00%	5.00%
Pre-funded warrants [Member]
Stockholders’ deficiency [Line Items]
Price per share (in Dollars per share)		$ 0.0999
AI Lab Martech Sdn. Bhd [Member]
Stockholders’ deficiency [Line Items]
Stock issued																		42,044
Par value, price per share (in Dollars per share)																		$ 13.39
VT Smart Venture Sdn Bhd [Member]
Stockholders’ deficiency [Line Items]
Common Stock, Other Shares, Outstanding																142,857
Pre reverse split, per share (in Dollars per share)																$ 7
Myviko Holding Sdn. Bhd [Member]
Stockholders’ deficiency [Line Items]
Shares issued															25,954
Restricted Stock [Member] | Related Party [Member]
Stockholders’ deficiency [Line Items]
Stock issued															1,816,735
Stock exchange for cancellation of debt (in Dollars)															$ 321,562
License and Service [Member] | AI Lab Martech Sdn. Bhd [Member]
Stockholders’ deficiency [Line Items]
Fair value amount (in Dollars)																		$ 563,000
Stock issued																		2,943,021
Par value, price per share (in Dollars per share)																		$ 0.1913
Software Development [Member] | VT Smart Venture Sdn Bhd [Member]
Stockholders’ deficiency [Line Items]
Fair value amount (in Dollars)																$ 1,000,000
Par value, price per share (in Dollars per share)																$ 0.00001
Common Stock, Other Shares, Outstanding																10,000,000
Pre reverse split, per share (in Dollars per share)																$ 0.1
Software Development [Member] | Myviko Holding Sdn. Bhd [Member]
Stockholders’ deficiency [Line Items]
Fair value amount (in Dollars)															$ 1,000,000
Par value, price per share (in Dollars per share)															$ 0.00001
Shares issued															198,412
Underwriter Agreement [Member] | Representative Warrants [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued					2,300,000
Price per share (in Dollars per share)					$ 0.00001	$ 0.00001
Offering price per share (in Dollars per share)					$ 4	$ 4
Underwriting Agreement Two [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued		26,014,000
Price per share (in Dollars per share)		$ 0.1
Exercise price (in Dollars per share)		0.0001
Underwriting Agreement Two [Member] | Pre-funded warrants [Member]
Stockholders’ deficiency [Line Items]
Price per share (in Dollars per share)		$ 0.01
pre-funded warrants (in Dollars)		$ 14,000,000
Board of Directors Chairman [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued			285,714
Issuance of common stock (in Dollars)			$ 380,000
Warrant [Member]
Stockholders’ deficiency [Line Items]
Warrant issued				300,000
Exercisable duration				5 years							5 years
Price per share (in Dollars per share)				$ 4							$ 4
Common stock, shares received				157,143							157,143
Expected volatility percentage				54.80%			49.00%
Risk-free interest rate percentage				2.91%			0.89%
Expected life				5 years			5 years
Exercise price (in Dollars per share)				$ 5			$ 4
Market price per share (in Dollars per share)				$ 4			$ 5.48
Fair value of the warrants (in Dollars)				$ 175,349
Pre-funded warrants [Member]
Stockholders’ deficiency [Line Items]
Warrant issued									200,000								14,000,000
Price per share (in Dollars per share)																	$ 0.0999
Exercise price (in Dollars per share)									$ 0.0001
Pre-funded warrants [Member] | Underwriting Agreement Two [Member]
Stockholders’ deficiency [Line Items]
Common stock, shares issued		371,629

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024